Borrowings and financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Non-current financial liabilities	€ 1,833	€ 5,398
Current financial liabilities	13,219	11,057
Total financial liabilities	15,052	16,455
Advances
Disclosure of financial liabilities [line items]
Non-current financial liabilities	893	1,006
Current financial liabilities	274	274
Non-convertible bonds
Disclosure of financial liabilities [line items]
Non-current financial liabilities	940	4,392
Current financial liabilities	3,454	3,025
Convertible notes (as restated)
Disclosure of financial liabilities [line items]
Current financial liabilities	7,357	2,909
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of financial liabilities [line items]
Current financial liabilities	2,134	4,834
CIR due to NEFTYS 2018 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method		2,904
CIR due to NEFTYS 2019 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method		1,930
CIR due to NEFTYS 2020 | At amortized cost
Disclosure of financial liabilities [line items]
Financial liability determined using the amortized cost method	€ 2,134
Bank overdrafts
Disclosure of financial liabilities [line items]
Current financial liabilities		€ 15